Schedule of finance costs (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Costs
Interest expenses from leases	$ 1,706	$ 9,414	$ 2,310
Interest expenses from shareholder loan	1,444
Finance costs	$ 3,150	$ 9,414	$ 2,310